Cash Flow Information - Roll Forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 1,914.0	$ 1,310.6
Net repayments	(236.6)	358.3
Non-cash changes
Foreign exchange	29.4	(7.6)
Additions and modifications	148.6	255.3
Other	1.8	(2.6)
Ending balance	1,857.2	1,914.0
Software financing obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	31.0	3.4
Net repayments	(17.2)	(16.8)
Non-cash changes
Foreign exchange	1.1	(0.2)
Additions and modifications	19.3	44.4
Other	0.4	0.2
Ending balance	34.6	31.0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	668.9	629.8
Net repayments	(153.7)	(128.4)
Non-cash changes
Foreign exchange	15.9	(2.8)
Additions and modifications	89.9	169.3
Other	0.4	1.0
Ending balance	621.4	668.9
Senior unsecured notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	298.2	299.5
Net repayments	0.0	0.0
Non-cash changes
Foreign exchange	0.0	0.0
Additions and modifications	0.0	0.0
Other	0.4	(1.3)
Ending balance	298.6	298.2
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	851.2	309.1
Net repayments	(22.6)	544.7
Non-cash changes
Foreign exchange	12.1	(1.4)
Additions and modifications	(1.2)	0.0
Other	0.7	(1.2)
Ending balance	840.2	851.2
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	64.7	68.8
Net repayments	(43.1)	(41.2)
Non-cash changes
Foreign exchange	0.3	(3.2)
Additions and modifications	40.6	41.6
Other	(0.1)	(1.3)
Ending balance	$ 62.4	$ 64.7